PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,468,100	¥ 1,663,932	¥ 1,462,550
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,409,442	1,573,970	1,386,800
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	1,391	1,721	1,029
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	30,949	38,280	35,715
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 26,138	¥ 49,961	¥ 39,006